Appendix II: Board and Senior Management Compensation - Long-Term Savings Systems (Details)	12 Months Ended
Dec. 31, 2022 EUR (€)
Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Contributions	€ 673,085
Mr. José María Álvarez-Pallete López | Pension plans
Disclosure of transactions between related parties [line items]
Contributions	7,574
Mr. José María Álvarez-Pallete López | Benefits plan
Disclosure of transactions between related parties [line items]
Contributions	540,968
Mr. José María Álvarez-Pallete López | Unit link-type Insurance/Pension Plan Surplus
Disclosure of transactions between related parties [line items]
Contributions	124,543
Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Contributions	560,000
Mr. Ángel Vilá Boix | Pension plans
Disclosure of transactions between related parties [line items]
Contributions	6,721
Mr. Ángel Vilá Boix | Benefits plan
Disclosure of transactions between related parties [line items]
Contributions	487,840
Mr. Ángel Vilá Boix | Unit link-type Insurance/Pension Plan Surplus
Disclosure of transactions between related parties [line items]
Contributions	€ 65,439